Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	100.00%
Contract with customer, liability, advance payments	$ 26.4	$ 22.2
Contract with customer, liability, revenue recognized	$ 22.2
Pan Union Joint Venture | Minimum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	20.00%
Pan Union Joint Venture | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	30.00%
Bahrain LNG Joint Venture
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	30.00%
National Oil and Gas Authority
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	30.00%
GIC
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	24.00%
Samsung C&T
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage	16.00%